Fixed Asset Impairment	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Fixed-asset Impairment	Fixed-asset impairments

During the fourth quarter of 2016, we tested the recoverability of our long-lived coal-fired generation assets. Lower forward dark spreads and capacity prices, along with the indicators at the other coal-fired facilities, collectively, resulted in an indicator of impairment for the Conesville asset group. We performed a long-lived asset impairment analysis for the Conesville asset group and determined that its carrying amount was not recoverable. The Conesville coal-fired facility asset group was determined to have a fair value of $1.1 million using the income approach. As a result, DPL recognized a total pre-tax asset impairment expense of $23.9 million.

During the year ended December 31, 2018, DPL recognized a total pre-tax asset impairment expense of $2.8 million for the Conesville asset group, as it was determined that additional amounts capitalized in 2018 were not recoverable.